Document and Entity Information Document	Sep. 11, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Sep. 11, 2026
Document Period End Date	Sep. 11, 2026
Amendment Flag	false
Entity Registrant Name	Medicus Pharma Ltd.
Entity Address, Address Line One	300 Conshohocken State Road, Suite 200
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Country	US
Entity Address, Postal Zip Code	19428
Entity Incorporation, State Country Name	A6
City Area Code	610
Local Phone Number	540-7515
Entity File Number	001-42408
Entity Central Index Key	0001997296
Entity Emerging Growth Company	true
Entity Tax Identification Number	98-1778211
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ Capital Market [Member] | Common shares, no par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common shares, no par value
Trading Symbol	MDCX
Security Exchange Name	NASDAQ
NASDAQ Capital Market [Member] | Warrants, each exercisable for one common share at an exercise price of $4.64 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one common share at an exercise price of $4.64 per share
Trading Symbol	MDCXW
Security Exchange Name	NASDAQ